Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (7,024)	$ (9,303)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of finance lease right-of-use asset	206	73
Amortization of marketable securities premiums	28	32
Stock-based compensation expense	99	626
Revaluation of derivative liability	0	89
Change in fair value of warrant liability	(384)	0
Loss on warrant conversion	506	0
Forgiveness of PPP note	0	(61)
Non-cash interest, depreciation and other expense	0	12
Change in operating assets and liabilities:
Prepaid expenses and other current assets	248	(55)
Accounts payable	(95)	(308)
Accrued expenses	(719)	583
Cash used in operating activities	(7,135)	(8,312)
Investing activities:
Purchase of marketable securities	(640)	(3,842)
Sale of marketable securities	4,422	0
Cash used in investing activities	3,782	(3,842)
Financing activities:
Proceeds from common stock issuance, net of offering expenses	3,447	15,104
Proceeds from issuance of warrants	0	399
Proceeds from convertible notes	0	350
Payment of finance lease liability	(15)	(106)
Cash provided by (used in) financing activities	3,432	15,747
Net increase (decrease) in cash and cash equivalents	79	3,593
Cash and cash equivalents at beginning of period	3,702	109
Cash and cash equivalents at end of period	3,781	3,702
Supplemental disclosure of cash flow information:
Cash paid for interest	21	29
Non-cash financing activities:
Conversion of convertible notes to common stock	0	350
Non-cash exercise of warrants	782	0
Finance lease liability costs included in accounts payable	$ 154	$ 0